Loss per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss attributable to Xinyuan Real Estate Co., Ltd. Shareholders - basic and diluted	$ (263,353,561)	$ (417,307,378)	$ (81,040,908)
Denominator:
Weighted average number of shares outstanding, basic	107,849,225	107,283,420	107,558,506
Weighted average number of shares outstanding-diluted	107,849,225	107,283,420	107,569,181
Basic loss per share	$ (2.44)	$ (3.89)	$ (0.75)
Diluted loss per share	$ (2.44)	$ (3.89)	$ (0.75)
Employee Stock Option [Member]
Denominator:
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	0	0	10,674
Anti-dilutive shares	0	0	0
Restricted Stock [Member]
Denominator:
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	0	0	0
Anti-dilutive shares	0	81,035	803,427